THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2001


   Principal                                                             Maturity    Interest
    Amount                                                                 Date        Rate            Value
-----------                                                              --------    ---------     ------------
               MUNICIPAL BONDS (79.4%)
               EDUCATION (2.3%)
 $1,200,000    East Carolina University, North Carolina*.............     07/04/01      3.050%      $ 1,200,000
  1,000,000    Louisiana State University,
                 Agricultural & Mechanical College* .................     07/04/01      2.750         1,000,000
    740,000    University of North Carolina .........................     10/01/01      4.500           743,212
    400,000    University of Texas ..................................     07/01/01      5.000           400,000
  1,225,000    University of Southern Indiana .......................     10/01/01      4.250         1,227,493
                                                                                                    -----------
                 TOTAL EDUCATION ....................................                                 4,570,705
                                                                                                    -----------
               ESCROWED TO MATURITY (a) (1.0%)
  1,000,000    Hawaii State Highway Revenue .........................     07/01/01      4.400         1,000,000
  1,000,000    Pennsylvania State Turnpike Commission ...............     12/01/01      5.250         1,009,624
                                                                                                    -----------
                 TOTAL ESCROWED TO MATURITY (a) .....................                                 2,009,624
                                                                                                    -----------
               GENERAL OBLIGATIONS (31.1%)
    550,000    Aldine, Texas, Independent School District ...........     02/15/02      4.750           554,676
    300,000    Arlington County, Virginia ...........................     10/01/01      4.250           300,791
  1,000,000    Austin, Texas, School District .......................     08/01/01      5.200         1,000,898
    710,000    Canon McMillan School District, Pennsylvania .........     12/01/01      4.250           713,354
  1,900,000    Charlotte, North Carolina ............................     02/01/02      5.000         1,925,651
  1,500,000    Chicago, Illinois, Board of Education ................     12/01/01      5.000         1,514,148
  1,000,000    Cleveland, Ohio ......................................     09/01/01      4.800         1,003,437
  1,000,000    Cook County, Illinois, School District ...............     12/01/01      4.850         1,008,822
    500,000    Dallas County, Texas .................................     08/15/01      6.000           500,986
    225,000    Dallas, Texas, Independent School District ...........     08/15/01      5.200           225,498
  1,350,000    Delaware State .......................................     07/01/01      5.100         1,350,000
    200,000    Delaware State .......................................     03/01/02      4.250           201,493
    500,000    Du Page County, Illinois .............................     11/01/01      5.900           505,177
  1,000,000    Georgia State ........................................     07/01/01      5.750         1,000,000
  1,205,000    Giles County, Tennessee ..............................     08/01/01      3.550         1,205,809
  1,860,000    Henrico County, Virginia .............................     01/15/02      4.500         1,877,181
  1,000,000    Houston, Texas, Independent School District ..........     08/15/01      5.400         1,002,679
    700,000    Illinois State .......................................     12/01/01      5.125           705,722
    145,000    Interboro School District, Delaware County,
                 Pennsylvania .......................................     07/15/01      3.250           145,000
  1,000,000    Jefferson County, Colorado, School District ..........     12/15/01      5.250         1,011,680
    800,000    Kent County, Michigan, Building Authority ............     12/01/01      4.500           805,755
    355,000    Lancaster County, Pennsylvania,
                 Cocalico School District ...........................     03/01/02      4.500           358,082
  1,450,000    Louisiana State ......................................     08/01/01      6.000         1,453,252
  1,000,000    Maryland State .......................................     07/15/01      6.100         1,001,126
    500,000    Maryland State .......................................     10/15/01      5.200           501,256
  2,250,000    Mecklenburg, North Carolina ..........................     04/01/02      4.750         2,283,342
  1,000,000    Minneapolis, Minnesota ...............................     12/01/01      4.000         1,005,280
  2,300,000    Minneapolis, Minnesota*...............................     07/05/01      2.600         2,300,000
  1,800,000    Minnesota State ......................................     08/01/01      5.300         1,801,629
    310,000    Minnesota State ......................................     08/01/01      6.400           310,791


                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                           June 30, 2001 (continued)


   Principal                                                             Maturity    Interest
    Amount                                                                 Date        Rate            Value
-----------                                                              --------    ---------     ------------
               GENERAL OBLIGATIONS (CONTINUED)
 $  500,000    Monmouth County, New Jersey ..........................     07/15/01      6.200%       $  500,543
    500,000    Montgomery County, Maryland ..........................     07/01/01      5.300           500,000
  1,700,000    Morris County, New Jersey ............................     07/15/01      6.000         1,701,737
  1,700,000    New York, New York* ..................................     07/02/01      3.250         1,700,000
  1,500,000    New York, New York* ..................................     07/02/01      3.000         1,500,000
  1,000,000    New York, New York* ..................................     07/02/01      3.000         1,000,000
  1,300,000    New York, New York* ..................................     07/02/01      3.150         1,300,000
  1,000,000    New York, New York* ..................................     07/02/01      3.150         1,000,000
    500,000    North Bergen, New Jersey .............................     08/01/01      4.400           500,676
  1,075,000    Parkland, Pennsylvania, School District ..............     09/01/01      4.500         1,076,925
  1,000,000    Pima County, Arizona, School District ................     07/01/02      4.750         1,020,080
    575,000    Pottawatomie, Kansas, School District ................     10/01/01      6.500           580,157
  1,200,000    Prince Georges County, Maryland ......................     01/01/02      5.000         1,209,750
    500,000    Rhode Island State ...................................     06/15/02      6.000           514,978
  1,850,000    Richardson, Texas, Independent School District .......     02/15/02      4.000         1,861,839
  1,000,000    Salt Lake County, Utah ...............................     12/15/01      4.250         1,004,509
  2,000,000    South Carolina State .................................     08/01/01      5.750         2,003,676
    500,000    Union County, New Jersey .............................     09/01/01      4.400           501,351
  2,500,000    Utah State ...........................................     07/01/01      6.000         2,500,000
  1,500,000    Utah State ...........................................     07/01/02      5.500         1,540,580
  1,000,000    Utah State ...........................................     07/04/01      2.800         1,000,000
  2,750,000    Virginia State .......................................     06/01/02      5.600         2,823,242
  1,000,000    Virginia State .......................................     06/01/02      6.000         1,029,407
  2,000,000    Volusia County, Florida, School District .............     08/01/01      6.000         2,004,448
  1,670,000    West York, Pennsylvania, School District .............     09/01/01      4.000         1,671,456
    500,000    Wilson, Pennsylvania, Area School District ...........     02/15/02      4.500           503,800
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS ..........................                                62,122,669
                                                                                                    -----------
               HEALTH CARE (4.5%)
  2,500,000    Connecticut State Health & Educational
                 Facilities Authority* ..............................     07/05/01      2.400         2,500,000
  1,300,000    Golden Valley, Minnesota, Industrial Development*.....     07/16/01      3.400         1,300,000
  2,000,000    Kansas City, Missouri, Hospital Revenue*..............     07/02/01      3.350         2,000,000
  1,500,000    Oklahoma State Industrial Authority* .................     07/02/01      3.300         1,500,000
    700,000    Washington State Health Care Facilities Authority*....     07/02/01      3.100           700,000
  1,000,000    Washington State Health Care Facilities Authority*....     07/02/01      3.350         1,000,000
                                                                                                    -----------
                 TOTAL HEALTH CARE ..................................                                 9,000,000
                                                                                                    -----------
               INDUSTRIAL (9.9%)
    600,000    Delaware, County, Pennsylvania,
                 Industrial Development Authority* ..................     07/04/01      2.600           600,000
    500,000    Emery County, Utah, Pollution Control Revenue* .......     07/02/01      3.300           500,000
    800,000    Forsyth, Montana, Pollution Control Revenue*..........     07/02/01      3.450           800,000
    900,000    Gulf Coast Waste Disposal Authority, Texas*...........     07/02/01      3.250           900,000
  1,000,000    Hurley, New Mexico, Pollution Control Revenue*........     07/02/01      3.300         1,000,000
  1,000,000    Jackson County, Mississippi, Port Facilities Revenue*.     07/02/01      3.300         1,000,000
  2,000,000    Lincoln County, Wyoming, Pollution Control Revenue*...     07/02/01      3.250         2,000,000


                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                           June 30, 2001 (continued)


   Principal                                                             Maturity    Interest
    Amount                                                                 Date        Rate            Value
-----------                                                              --------    ---------     ------------
               INDUSTRIAL (CONTINUED)
 $  500,000    Lincoln County, Wyoming, Pollution Control Revenue*...     07/02/01      3.250%       $  500,000
    800,000    Midlothian, Texas, Pollution Control Revenue*.........     07/04/01      2.700           800,000
    900,000    Monroe County, Georgia Pollution Control Revenue*.....     07/02/01      3.450           900,000
    700,000    Monroe County, Georgia Pollution Control Revenue*.....     07/02/01      3.450           700,000
    100,000    New York State, Pollution Control Revenue* ...........     07/02/01      3.250           100,000
  5,200,000    New York State, Pollution Control Revenue*............     07/02/01      3.150         5,200,000
  1,300,000    New York State, Pollution Control Revenue*............     07/02/01      3.150         1,300,000
  1,000,000    Ohio State Water Development Authority*...............     07/02/01      3.250         1,000,000
    500,000    Port Arthur, Texas NAV (Texaco, Inc. Project)*........     07/02/01      3.300           500,000
    400,000    Putnam County, Georgia, Pollution Control Revenue*....     07/02/01      3.450           400,000
  1,500,000    Valdez, Alaska Marine Terminal
                 Revenue (Exxon Co. Pipeline Project)* ..............     07/02/01      3.250         1,500,000
                                                                                                    -----------
                 TOTAL INDUSTRIAL ...................................                                19,700,000
                                                                                                    -----------
               MISCELLANEOUS (7.6%)
  1,000,000    California Statewide Communities
                 Development Authority* .............................     07/04/01      2.950         1,000,000
  2,500,000    Minnesota State ......................................     06/30/01      5.000         2,500,000
  1,500,000    Missouri State, Infrastructure Facilities Revenue*....     07/02/01      3.350         1,500,000
  2,000,000    New Hampshire Municipal Bond .........................     08/15/01      5.625         2,005,956
  1,000,000    New York State Local Government
                 Assistance Corp.* ..................................     07/04/01      2.450         1,000,000
  2,170,000    New York, New York, City Transitional
                 Finance Authority* .................................     07/04/01      2.550         2,170,000
  1,000,000    New York, New York, City Transitional
                 Finance Authority* .................................     07/04/01      2.550         1,000,000
  4,000,000    Texas State ..........................................     08/31/01      5.250         4,016,156
                                                                                                    -----------
                 TOTAL MISCELLANEOUS ................................                                15,192,112
                                                                                                    -----------
               PRE-REFUNDED (a) (13.0%)
  1,125,000    Allegan, Michigan, Public School District ............     05/01/02      5.875         1,174,890
    500,000    Arizona State Transportation .........................     07/01/01      6.350           507,500
  1,200,000    Arlington County, Virginia ...........................     12/01/01      6.200         1,238,103
  1,000,000    Chesapeake Bay, Virginia, Bridge & Tunnel ............     07/01/01      6.375         1,020,000
    800,000    Dade County, Florida School District .................     08/01/01      6.000           801,064
    500,000    Dade County, Florida School District .................     08/01/01      6.125           501,188
  1,250,000    Dade County, Florida, General Obligation .............     10/01/01      6.500         1,272,381
    100,000    Delaware Transportation Authority ....................     07/01/01      6.500           102,000
    500,000    Florida State Turnpike Authority .....................     07/01/01      7.125           510,000
    100,000    Florida State, General Obligation ....................     07/01/01      6.300           101,000
    500,000    Florida State, General Obligation ....................     07/01/01      6.700           510,000
    400,000    Florida State, General Obligation ....................     07/01/01      6.750           408,000
    500,000    Houston, Texas, Independent School District ..........     08/15/01      6.750           502,065
    485,000    Houston, Texas, Water & Sewer System Revenue .........     12/01/01      6.375           500,484
    750,000    Kissimmee, Florida Electrical Utilities Authority ....     10/01/01      6.500           768,761


                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                           June 30, 2001 (continued)



   Principal                                                             Maturity    Interest
    Amount                                                                 Date        Rate            Value
-----------                                                              --------    ---------      -----------
               PRE-REFUNDED (a) (CONTINUED)
 $1,000,000    Massachusetts State Water Resources Authority ........     12/01/01      6.500%      $ 1,032,976
    965,000    Metropolitan Government of Nashville & Davidson
                 County, Tennessee ..................................     05/15/02      6.125         1,009,830
  1,000,000    Metropolitan Government of Nashville & Davidson
                 County, Tennessee Water & Sewer ....................     01/01/02      6.000         1,028,853
    250,000    Ocean City, Maryland .................................     11/01/01      6.300           257,501
  2,650,000    Pennsylvania State ...................................     11/01/01      6.600         2,719,352
  1,225,000    Pittsburgh, Pennsylvania .............................     09/01/01      6.375         1,256,185
    400,000    Prince William, Virginia, Water & Sewer Revenue ......     07/01/01      6.700           408,000
    500,000    Reedy Creek, Florida, Utilities Revenue ..............     10/01/01      6.150           507,842
    600,000    San Antonio, Texas ...................................     08/01/01      6.750           601,806
  1,000,000    Trinity, Pennsylvania, Area School District ..........     11/01/01      6.550         1,010,625
  2,505,000    Virginia College Educational Facilities Revenue ......     09/01/01      6.600         2,569,004
  1,160,000    Washington County, Oregon, School District ...........     09/01/01      6.100         1,165,327
  2,350,000    Weatherford, Texas, Utility Systems ..................     09/01/01      7.000         2,364,345
                                                                                                    -----------
                 TOTAL PRE-REFUNDED (a) .............................                                25,849,082
                                                                                                    -----------
               TRANSPORTATION (5.5%)
  1,000,000    Florida State Turnpike Authority .....................     07/01/01      6.000         1,000,000
    250,000    Kansas State Turnpike Authority ......................     09/01/01      5.250           250,747
    600,000    Lone Star, Texas Airport Improvement Authority* ......     08/03/01      2.400           600,000
    900,000    Lone Star, Texas Airport Improvement Authority* ......     08/03/01      3.450           900,000
  1,000,000    Oklahoma State Highway Revenue .......................     12/01/01      4.000         1,005,342
  1,660,000    Pinellas County, Florida Transportation
                 Improvement Revenue ................................     08/01/01      4.500         1,661,640
  4,000,000    South Carolina Transportation
                 Infrastructure Revenue* ............................     07/04/01      2.900         4,000,000
    500,000    Springfield, Missouri, State Highway
                 Improvement Corp. ..................................     08/01/01      5.250           500,368
  1,000,000    Triborough, Bridge & Tunnel Authority, New York*......     07/04/01      3.000         1,000,000
                                                                                                    -----------
                 TOTAL TRANSPORTATION................................                                10,918,097
                                                                                                    -----------
               UTILITIES (2.2%)
    100,000    Columbia, Alabama, Industrial Pollution Control*......     07/02/01      3.450           100,000
  1,000,000    Jacksonville, Florida, Electric Authority Revenue*....     07/02/01      3.300         1,000,000
  1,000,000    Reedy Creek, Florida, Utilities Revenue ..............     10/01/01      4.000         1,002,466
    800,000    Washington State Public Power Supply System*..........     07/04/01      2.850           800,000
  1,500,000    Washington State Public Power Supply System*..........     07/04/01      2.650         1,500,000
                                                                                                    -----------
                 TOTAL UTILITIES ....................................                                 4,402,466
                                                                                                    -----------
               WATER/SEWER (2.3%)
  1,500,000    Boston, Massachusetts, Water & Sewer Revenue*.........     07/05/01      2.450         1,500,000
  1,000,000    Massachusetts State Water Resources Authority*........     07/04/01      2.500         1,000,000
  1,000,000    Metropolitan Government of Nashville &
                 Davidson County, Tennessee Water & Sewer* ..........     07/04/01      2.900         1,000,000
  1,000,000    New York, New York, Water and Sewer Revenue*..........     07/04/01      2.800         1,000,000
                                                                                                    -----------
                 TOTAL WATER/SEWER ..................................                                 4,500,000
                                                                                                    -----------
                 TOTAL MUNICIPAL BONDS ..............................                               158,264,755
                                                                                                    -----------


                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                           June 30, 2001 (continued)


   Principal                                                             Maturity    Interest
    Amount                                                                 Date        Rate            Value
-----------                                                              --------    ---------      -----------
               COMMERCIAL PAPER (20.4%)
 $2,000,000    Burke County, Georgia, Development Authority .........     07/11/01      2.850%      $ 2,000,000
  2,000,000    Chesterfield County, Virginia ........................     07/06/01      2.800         2,000,000
  2,000,000    Chesterfield County, Virginia ........................     07/12/01      3.300         2,000,000
  2,000,000    Chesterfield County, Virginia ........................     08/01/01      2.700         2,000,000
  2,000,000    City of Fort Worth, Texas ............................     07/06/01      2.850         2,000,000
  2,000,000    City of Fort Worth, Texas ............................     07/09/01      2.850         2,000,000
  1,845,000    City of Fort Worth, Texas ............................     07/10/01      2.900         1,845,000
  1,500,000    City of Fort Worth, Texas ............................     07/12/01      3.000         1,500,000
  1,000,000    City of Houston, Texas ...............................     07/11/01      2.900         1,000,000
  2,000,000    City of Houston, Texas ...............................     10/11/01      2.700         2,000,000
  1,500,000    City of Houston, Texas ...............................     10/11/01      2.700         1,500,000
  1,000,000    City of San Antonio, Texas ...........................     07/11/01      2.900         1,000,000
  2,800,000    City of San Antonio, Texas ...........................     07/19/01      3.050         2,800,000
  2,000,000    Las Vegas Valley, Nevada, Water ......................     07/10/01      2.800         2,000,000
    600,000    Las Vegas Valley, Nevada, Water ......................     07/12/01      2.900           600,000
  2,200,000    Las Vegas Valley, Nevada, Water ......................     07/24/01      2.700         2,200,000
  1,000,000    Las Vegas Valley, Nevada, Water ......................     08/15/01      2.500         1,000,000
  4,000,000    Lincoln County, Nebraska .............................     07/02/01      2.800         4,000,000
  2,000,000    Municipal Electric Authority, Georgia ................     08/01/01      2.650         2,000,000
  2,000,000    Tennessee State School Bond ..........................     07/10/01      2.900         2,000,000
  1,300,000    Texas Tech University ................................     07/09/01      2.800         1,300,000
  2,000,000    Texas Tech University ................................     07/12/01      2.700         2,000,000
                                                                                                   ------------
                 Total Commercial Paper .............................                                40,745,000
                                                                                                   ------------
Total Investments, at Amortized Cost ...............................................     99.8%      199,009,755
Other Assets in Excess of Liabilities ..............................................      0.2           387,967
                                                                                        -----           -------
Net Assets .........................................................................    100.0%     $199,397,722
                                                                                        =====      ============


---------
(a) General obligation or revenue bonds that have been fully secured or collaterized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the June 30, 2001 coupon rate.

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2001

ASSETS:
  Investments, at amortized cost .............................   $199,009,755
  Cash .......................................................        957,288
  Interest receivable ........................................      2,100,401
                                                                 ------------
      Total Assets ...........................................    202,067,444
                                                                 ------------
LIABILITIES:
  Payables for:
    Investments purchased ....................................      2,461,807
    Administrative fees ......................................         16,000
    Expense payment fee ......................................        163,806
    Other liabilities ........................................         28,109
                                                                 ------------
      Total Liabilities ......................................      2,669,722
                                                                 ------------
Net Assets for 199,398,086 fund shares outstanding ...........   $199,397,722
                                                                 ============
Net Assets Consist of:
  Paid-in capital ............................................   $199,397,722
                                                                 ============
Net Asset Value and Offering Price Per Share .................          $1.00
                                                                        =====

                            STATEMENT OF OPERATIONS
                        For the year ended June 30, 2001

NET INVESTMENT INCOME:
  Income:
    Interest .................................................     $5,882,620
                                                                   ----------
  Expenses:
    Administrative fees ......................................        157,632
    Expense payment fee ......................................        838,263
                                                                   ----------
    Total Expenses ...........................................        995,895
                                                                   ----------

NET INVESTMENT INCOME ........................................     $4,886,725
                                                                   ==========

The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                        For the year ended June 30,
                                                                    ----------------------------------
                                                                        2001                  2000
                                                                    ------------          ------------
INCREASE IN NET ASSETS:
  From Operations:
    Net investment income ....................................       $ 4,886,725           $ 2,735,067
  Total declared as dividends to shareholders ................        (4,887,089)           (2,733,362)
                                                                    ------------          ------------
      Net increase (decrease) in net assets ..................              (364)                1,705
                                                                    ------------          ------------
  From Fund Share (Principal) Transactions at Net Asset
      Value of $1.00 per share:
    Fund shares sold .........................................       595,944,310           466,850,688
    Fund shares issued in reinvestment of dividends...........         3,514,408             1,995,473
    Fund shares repurchased ..................................      (573,110,239)         (310,452,716)
                                                                    ------------          ------------
       Net increase in net assets resulting from
        fund share transactions ..............................        26,348,479           158,393,445
                                                                    ------------          ------------
           Total increase in net assets ......................        26,348,115           158,395,150
NET ASSETS:
  Beginning of year ..........................................       173,049,607            14,654,457
                                                                    ------------          ------------
  End of year ................................................      $199,397,722          $173,049,607
                                                                    ============          ============


The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period


                                                                             For the period from
                                                                              February 22, 1999
                                                For the year ended June 30,     (commencement
                                                ---------------------------   of operations) to
                                                  2001            2000          June 30, 1999
                                                  ----            ----       ------------------

Net asset value, beginning of period            $   1.00        $   1.00          $  1.00
Income from investment operations:
   Net investment income                            0.03            0.03             0.01
Dividends to shareholders from
     net investment income                         (0.03)          (0.03)           (0.01)
                                                --------        --------          -------
Net asset value, end of period                  $   1.00        $   1.00          $  1.00
                                                ========        ========          =======
Total return(1)                                     3.20%           3.05%            1.03%
Ratios/ Supplemental Data:
   Net assets, end of period
     (000's omitted)                            $199,398        $173,050          $14,654
   Expenses as a percentage
     of average net assets(1):                      0.65%           0.65%            0.65%(2)
   Ratio of net investment
     income to average net assets                   3.17%           3.24%            2.63%(2)

----------
(1) Had the expense payment agreement and expense offset arrangement not been in place, the ratio of expenses to average net assets and total return would be as follows:
             Expenses paid by the Fund        0.62%        0.62%       1.23%(2)
             Expense offset arrangement       0.03%        0.03%       0.05%(2)
                                              ----         ----        ----
             Total Expenses                   0.65%        0.65%       1.28%(2)
                                              ====         ====        ====
             Total Return                     3.20%        3.05%       0.40%

(2)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                         NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Exempt Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2001, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets.

      Administrative Fees. The Trust has an administration agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the year ended June 30, 2001, the Fund incurred $157,632 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

      Custody Fees. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of the Fund's average daily net assets. For the year ended June 30, 2001, 59 Wall Street Administrators, Inc. incurred $694,085 in expenses, including investment advisory fees of $236,448, shareholder servicing/eligible institution fees of $393,080 and custody fees of $56,042, on behalf of the fund. Custody fees were reduced by $40,243 as a result of an expense offset arrangement with the Fund's custodian. The Fund's expense payment fee agreement will terminate on December 31, 2004.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 18.2% of investments. At June 30, 2001, the five largest holdings by state were Texas 18.2%; New York 9.7%; Virginia 8.7%; Florida 6.1% and Pennsylvania 5.6%.

                          INDEPENDENT AUDITORS' REPORT

Trustees and  Shareholders
The 59 Wall Street Tax Exempt Money Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The 59 Wall Street Tax Exempt Money Fund (a series of The 59 Wall Street Trust) (the "Fund") as of June 30, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2001 and 2000, and the financial highlights for the years ended June 30, 2001 and 2000 and the period from February 22, 1999 (commencement of operations) to June 30, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of The 59 Wall Street Tax Exempt Money Fund at June 30, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP


Boston, Massachusetts
August 23, 2001

The 59 Wall Street Trust

Investment Adviser and Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This  report is  submitted  for the  general
information  of  shareholders   and  is  not
authorized for  distribution  to prospective
investors  unless preceded or accompanied by
an  effective  prospectus.   Nothing  herein
contained  is to be  considered  an offer of
sale or a  solicitation  of an  offer to buy
shares  of The 59  Wall  Street  Tax  Exempt
Money  Fund.  Such  offering is made only by
prospectus,  which  includes  details  as to
offering    price   and    other    material
information.

                        Tax Exempt Money Fund

                            ANNUAL REPORT
                            June 30, 2001